Investments in debt securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments in debt securities

9. Investments in debt securities

On October 25, 2023, the Company entered a seven-year investment in debt securities amounting to $5,000. Interest income is earned on a quarterly basis on the 25th day of January, April, July and October in each year from, and including, January 25, 2024, to, and including, October 25, 2030.

On March 1, 2024, the Company entered a seven-year investment in debt securities amounting to $5,000. Interest income is earned on a quarterly basis on the 3rd day of March, June, September and December in each year from, and including, June 3, 2024, to, and including, March 3, 2031.

On October 10, 2024, the Company entered a two-year investment in debt securities amounting to $5,000. Interest income is earned on a quarterly basis on the 10th day of January, April, July and October in each year from, and including, January 10, 2025, to, and including, October 9, 2026.

On October 30, 2024, the Company entered a two-year investment in debt securities amounting to $10,000. Interest income is earned on a quarterly basis on the 30th day of January, April, July and October in each year from, and including, January 30, 2025, to, and including, October 30, 2026.

The Company classified the above investments in debt securities as held-to-maturity and recognized at amortized cost basis. The carrying value of the investments as of December 31, 2024 and 2023, amounted to $25,230 and $5,064, respectively.

The maturity schedule of the outstanding investments in debt securities as of December 31, 2024, is as follows:

Maturity date	Carrying amount	Fair value
Due within 1 year	$—	$—
Due in 1-5 years	15,088	14,932
Due in 5-10 years	10,142	10,188
Total	$25,230	$25,120

No allowance for credit losses was warranted on investments as of December 31, 2024 and 2023, respectively.